Financial instruments - Measurement at Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Level 1 | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	$ 953,654	$ 807,150
Financial assets, at fair value	953,654	807,150
Level 1 | Restricted cash and restricted deposits
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	1,791	9,074
Financial assets, at fair value	1,791	9,074
Level 2 | Foreign exchange forward contracts
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	23
Financial assets, at fair value	23
Level 3 | Merchant cash advances
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	6,300	2,309
Financial assets, at fair value	$ 6,300	2,309
Level 3 | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount		0
Financial liabilities, at fair value		$ 0